Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Basis of Preparation
Minimum undiscounted forecast period for assessing future taxable profits	5 years
Threshold forecast period of recovery of tax losses	5 years
Portion of property, plant and equipment in total assets (as a percent)	19.50%	19.50%
Minimum compound annual growth rate in adjusted EBITDA for five years forecast (in years)	6 years
Maximum compound annual growth rate in adjusted EBITDA for five years forecast (in years)	10 years
Net foreign exchange gain (loss)	€ 295	€ (637)	€ (1,141)
Net foreign exchange loss	181	533	299
Operating profit
Basis of Preparation
Net foreign exchange loss		133
Net foreign exchange gain	65		24
Non-operating income and expense
Basis of Preparation
Net foreign exchange loss	0	0	282
Investment and financing income
Basis of Preparation
Net foreign exchange loss		505	872
Net foreign exchange gain	141
Income tax expense
Basis of Preparation
Net foreign exchange loss			€ 11
Net foreign exchange gain	€ 9	€ 1